INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
R&D classified by nature
Amortization of intangible assets	$ 1,812,614	$ 1,250,262	$ 1,122,194
Import and export expenses	1,084,684	791,671	1,511,482
Depreciation of property, plant and equipment	3,330,995	2,593,964	1,912,965
Employee benefits and social securities	30,731,346	19,954,021	17,249,517
Maintenance	2,428,707	1,219,020	930,920
Energy and fuel	608,212	389,522	508,394
Supplies and materials	2,877,750	719,681	582,088
Mobility and travel	2,459,586	951,844	1,371,837
Professional fees and outsourced services	9,276,334	8,455,505	3,328,418
Professional fees related parties	389,714	157,714	32,816
Insurance	1,719,960	1,073,010	359,225
Depreciation of leased assets	1,257,538	827,320	573,897
Miscellaneous	492,734	365,738	188,804
Total	6,947,460	5,617,655	4,195,270
Research and development expenses
R&D classified by nature
Amortization of intangible assets	2,348,778	1,138,720	1,027,340
Commissions and royalties	57,662
Import and export expenses		5,220	17,303
Depreciation of property, plant and equipment	438,010	454,575	97,171
Freight and haulage		2,335
Employee benefits and social securities	1,787,163	1,430,277	787,931
Maintenance	87,707	54,551	59,219
Energy and fuel	59,170	44,518	52,614
Supplies and materials	1,533,211	1,401,869	871,930
Mobility and travel	140,179	29,783	70,138
Share-based incentives	48,934
Professional fees and outsourced services	197,289	235,443	94,286
Professional fees related parties	180,901	691,723	821,809
Office supplies	4,254	5,170	9,801
Information technology expenses	5,325	14,531
Insurance	12,541	24,439	5,353
Depreciation of leased assets	36,426	23,286	7,079
Impairment of R&D projects		51,716	269,001
Miscellaneous	9,910	9,499	4,295
Total	$ 6,947,460	$ 5,617,655	$ 4,195,270